FINANCIAL INSTRUMENTS (Details 2) - USD ($)	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2016	Dec. 31, 2015	Jul. 31, 2015
Disclosure of fair value measurement of assets [line items]
Cash	$ 3,419,532	$ 11,779,718	$ 5,401,109
Short-term investments	1,000,000	10,000,000			$ 10,000,000
Amounts receivable	4,634,997	3,050,012	2,695,315
Long-term investments	33,773	26,717	27,971
Warrant liability	1,161,109	$ 1,629,797
Level 1 of fair value hierarchy [Member]
Disclosure of fair value measurement of assets [line items]
Cash	3,419,532
Short-term investments	1,000,000
Amounts receivable
Long-term investments	33,773
Warrant liability
Total financial assets and liabilities	4,453,305
Level 2 of fair value hierarchy [Member]
Disclosure of fair value measurement of assets [line items]
Cash
Short-term investments
Amounts receivable	4,634,997
Long-term investments
Warrant liability
Total financial assets and liabilities	4,634,997
Level 3 of fair value hierarchy [Member]
Disclosure of fair value measurement of assets [line items]
Cash
Short-term investments
Amounts receivable
Long-term investments
Warrant liability	(1,161,109)
Total financial assets and liabilities	$ (1,161,109)